Collaboration Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues
Total collaboration revenue	$ 8	$ 4	$ 82	$ 49
Other Collaboration Revenue
Revenues
Total collaboration revenue			5
Farxiga: sales milestones
Revenues
Total collaboration revenue			$ 77	$ 49